Supplement dated February 12, 2016
to the Prospectuses of the following fund:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Cash Management Fund (the Fund)	5/1/2015
In connection with amendments to the rules that govern money market funds, the Board of Trustees of the Fund approved changes to the Fund’s name and investment policies to allow the Fund to qualify and operate as a government money market fund effective on or about May 1, 2016 (the Effective Date). Accordingly, on the Effective Date the Fund’s name will change to Columbia Variable Portfolio - Government Money Market Fund and all references in the prospectuses to Columbia Variable Portfolio - Cash Management Fund are deleted and replaced with Columbia Variable Portfolio - Government Money Market Fund. In addition, the following changes are hereby made in the Fund’s prospectuses:
As of the Effective Date, the information under the caption “Principal Investment Strategies” in the “Summary of the Fund” or "Summary of Columbia VP - Cash Management Fund" section is hereby superseded and replaced with the following:
The Fund invests at least 99.5% of its total assets in government securities, cash and/or repurchase agreements collateralized by government securities or cash. For purposes of this policy, “government securities” are any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.
The Fund typically invests in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund may invest in variable and floating rate instruments, and may transact in securities on a when-issued, delayed delivery or forward commitment basis. The Fund invests in a portfolio of securities maturing in 397 days or less (as maturity is calculated by U.S. Securities and Exchange Commission (SEC) rules governing the operation of money market funds) that will have a dollar-weighted average maturity of 60 days or less.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act), and other rules of the SEC. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in government securities and/or repurchase securities that are collateralized by government securities. The Fund will only purchase government securities, cash, repurchase agreements collateralized by government securities or cash and securities that present minimal credit risk as determined by Columbia Management Investment Advisers, LLC, the Fund’s investment manager (the Investment Manager), pursuant to guidelines approved by the Fund’s Board of Trustees.
The Board of Trustees of the Fund has determined that the Fund will not be subject to liquidity fees and redemption gates at this time.
As of the Effective Date, the information under the caption "Principal Risks" in the "Summary of the Fund" or "Summary of Columbia VP - Cash Management Fund" section is hereby revised to delete reference to Asset-Backed Securities Risk, Foreign Securities Risk, Industry Concentration Risk, and Regulatory Risk - Money Market Funds and to include the following:
Repurchase Agreements  Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
The rest of the section remains the same.
As of the Effective Date, the information under the caption "Principal Investment Strategies" in the "More Information About the Fund" or "More Information About Columbia VP - Cash Management Fund" section is hereby superseded and replaced with the following:
S-6466-263 A (2/16)

The Fund invests at least 99.5% of its total assets in government securities, cash and/or repurchase agreements collateralized by government securities or cash. For purposes of this policy, “government securities” are any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.
The Fund typically invests in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund may invest in variable and floating rate instruments, and may transact in securities on a when-issued, delayed delivery or forward commitment basis. The Fund invests in a portfolio of securities maturing in 397 days or less (as maturity is calculated by U.S. Securities and Exchange Commission (SEC) rules governing the operation of money market funds) that will have a dollar-weighted average maturity of 60 days or less.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act), and other rules of the SEC. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in government securities and/or repurchase securities that are collateralized by government securities. The Fund will only purchase government securities, cash, repurchase agreements collateralized by government securities or cash and securities that present minimal credit risk as determined by Columbia Management Investment Advisers, LLC, the Fund’s investment manager (the Investment Manager), pursuant to guidelines approved by the Fund’s Board of Trustees.
The Board of Trustees of the Fund has determined that the Fund will not be subject to liquidity fees and redemption gates at this time.
In pursuit of the Fund’s objective, the Investment Manager observes the macro environment to set a framework for portfolio construction, including looking for positive and negative trends in the economy and market. In evaluating whether to purchase a security, the Investment Manager:
■	Considers opportunities and risks given current interest rates and anticipated interest rates.
■	Purchases securities based on the timing of cash flows in and out of the Fund.
■	Considers the impact of the purchase on the Fund’s average maturity and duration.
■	Considers a security’s yield, relative value and credit characteristics.
In evaluating whether to sell a security, the Investment Manager considers, among other factors, whether in its view:
■	The issuer’s fundamentals are deteriorating.
■	Political, economic, or other events could affect the issuer’s performance.
■	There are more attractive opportunities.
■	The issuer or the security continues to meet the other standards described above.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
As of the Effective Date, the information under the caption "Principal Risks" in the "More Information About the Fund" or "More Information About Columbia VP - Cash Management Fund" section is hereby revised to delete reference to Asset-Backed Securities Risk, Foreign Securities Risk, Industry Concentration Risk, and Regulatory Risk - Money Market Funds and to include the following:
Repurchase Agreements  Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
2
S-6466-263 A (2/16)

Supplement dated February 12, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Emerging Markets Fund	5/1/2015
Effective immediately, the first paragraph under the caption "Principal Investment Strategies" in the "Summary of Columbia VP - Emerging Markets Fund" and in the "More Information About Columbia VP - Emerging Markets Fund" sections is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. The Fund may also gain exposure to such companies through investment in depositary receipts. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment.
The rest of the section remains the same.
Effective immediately, the information under the caption "Principal Risks” in the "Summary of Columbia VP - Emerging Markets Fund" and in the "More Information About Columbia VP - Emerging Markets Fund" sections is hereby revised to add the following:
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications. The Fund may invest significantly in depositary receipts.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-264 A (2/16)

Supplement dated February 12, 2016
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Holland Large Cap Growth Fund	5/1/2015
Effective on or about May 1, 2016 (the Effective Date), Holland Capital Management LLC (Holland) no longer serves as the subadviser to the Fund and Morgan Stanley Investment Management Inc. (MSIM) assumes day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Variable Portfolio – Morgan Stanley Advantage Fund. Accordingly, on the Effective Date, all references in the prospectus to Holland are hereby deleted and all references to Variable Portfolio – Holland Large Cap Growth Fund are hereby deleted and replaced with Variable Portfolio – Morgan Stanley Advantage Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading "Principal Investment Strategies" in the "Summary of VP - Holland Large Cap Growth Fund" section of the prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund has exposure to equity securities. Equity securities include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants to purchase common stocks, exchange-traded funds (ETFs), and limited partnership interests. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended (the 1933 Act), subject to liquidity and other regulatory restrictions.
While the Fund may invest in companies of any size, the Fund primarily focuses on large capitalization companies that fall within the range of the Russell 1000® Growth Index (the Index). The market capitalization range of the companies included within the Index was $717 million to $606.4 billion as of December 31, 2015. The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest up to 15% of its net assets in foreign investments, including emerging market investments. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The information under the heading "Principal Risks" in the "Summary of VP - Holland Large Cap Growth Fund" section of the prospectus is hereby revised to remove Focused Portfolio Risk, Real Estate-Related Investment Risk and Sector Risk.  Additionally, Exchange-Traded Fund (ETF) Risk, Master Limited Partnership Risk, Rule 144A and Other Exempted Securities Risk, Small- and Mid-Cap Company Securities Risk and Warrants and Rights Risk are added as follows:
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to liquidity and other regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified institutional purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could affect adversely the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Even if determined to be liquid, the Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
S-6546-55 A (2/16)

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Warrants and Rights Risk. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants are subject to the risks associated with the security underlying the warrant, including market risk. Warrants may expire unexercised and are subject to liquidity risk. Rights are available to existing shareholders of an issuer to enable them to maintain proportionate ownership in the issuer by being able to buy newly issued shares before the issuer offers them to the public. Rights allow shareholders to buy the shares below the current market price. Holders can exercise the rights and purchase the stock, sell the rights or let them expire. Their value, and their risk of investment loss, is a function of that of the underlying security.
The information under the heading "Fund Management” in the "Summary of VP - Holland Large Cap Growth Fund" section of the prospectus is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Morgan Stanley Investment Management Inc. (MSIM)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Dennis P. Lynch	Managing Director and Investor of MSIM	Lead Manager	May 2016
David S. Cohen	Managing Director and Investor of MSIM	Co-manager	May 2016
Sam G. Chainani, CFA	Managing Director and Investor of MSIM	Co-manager	May 2016
Alexander T. Norton	Executive Director and Investor of MISM	Co-manager	May 2016
Jason C. Yeung, CFA	Managing Director and Investor of MSIM	Co-manager	May 2016
Armistead B. Nash	Managing Director and Investor of MSIM	Co-manager	May 2016
The rest of the section remains the same.
The information under the heading “Principal Investment Strategies” in the "More Information About VP - Holland Large Cap Growth Fund" section of the prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund has exposure to equity securities. Equity securities include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants to purchase common stocks, exchange-traded funds (ETFs), and limited partnership interests. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended (the 1933 Act), subject to liquidity and other regulatory restrictions.
While the Fund may invest in companies of any size, the Fund primarily focuses on large capitalization companies that fall within the range of the Russell 1000® Growth Index (the Index). The market capitalization range of the companies included within the Index was $717 million to $606.4 billion as of December 31, 2015. The market capitalization range and composition of the companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index.
The Fund may invest up to 15% of its net assets in foreign investments, including emerging market investments. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Morgan Stanley Investment Management Inc. (MSIM or the Subadviser), which provides day-to-day portfolio management to the Fund.
The Subadviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting investments, the Subadviser seeks to invest in companies with strong name recognition and sustainable competitive advantages. The Subadviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

S-6546-55 A (2/16)

Fundamental research drives the Subadviser’s investment process. The Subadviser studies on an ongoing basis company developments, including business strategy and financial results. The Subadviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.
The information under the heading "Principal Risks" in the "More Information About VP - Holland Large Cap Growth Fund" section of the prospectus is hereby revised to remove Focused Portfolio Risk, Real Estate-Related Investment Risk and Sector Risk.  Additionally, Exchange-Traded Fund (ETF) Risk, Master Limited Partnership Risk, Rule 144A and Other Exempted Securities Risk, Small- and Mid-Cap Company Securities Risk and Warrants and Rights Risk are added as follows:
Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which indirectly subjects the Fund to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.
Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of these units have more limited rights to vote on matters affecting the partnership. These units may be subject to cash flow and dilution risks. There are also certain tax risks associated with such an investment. In particular, the Fund’s investment in master limited partnerships can be limited by the Fund’s intention to qualify as a regulated investment company for U.S. federal income tax purposes, and can limit the Fund’s ability to so qualify. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, there are risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to liquidity and other regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could affect adversely the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Even if determined to be liquid, the Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Small- and Mid-Cap Company Securities Risk. Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of

S-6546-55 A (2/16)

those positions, particularly in a distressed market, could be prolonged and result in losses to the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Warrants and Rights Risk. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants are subject to the risks associated with the security underlying the warrant, including market risk. Warrants may expire unexercised and subject the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), which may result in Fund losses. Rights are available to existing shareholders of an issuer to enable them to maintain proportionate ownership in the issuer by being able to buy newly issued shares before the issuer offers them to the public. Rights allow shareholders to buy the shares below the current market price. Rights are typically short-term instruments that are valued separately and trade in the secondary market during a subscription (or offering) period. Holders can exercise the rights and purchase the stock, sell the rights or let them expire. Their value, and their risk of investment loss, is a function of that of the underlying security.
The information under the heading "Portfolio Management" in the "More Information About VP - Holland Large Cap Growth Fund" section of the prospectus is hereby superseded and replaced with the following:
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board approving the adoption of the investment subadvisory agreement with MSIM will be available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2016.
The date the Subadviser began serving the Fund is set forth under Subadviser below. Any performance of the Fund prior to the date the Subadviser began serving was achieved by one or more different subadvisers. Similarly, the portfolio turnover rate for periods prior to the Subadviser’s management of the Fund was the result of management by one or more different subadvisers. A change in subadvisers may result in increased portfolio turnover.
Subadviser
MSIM, which will begin to serve as Subadviser to the Fund on the Effective Date, is located at 522 Fifth Avenue, New York, New York 10036. MSIM, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Subadviser: Morgan Stanley Investment Management Inc. (MSIM)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Dennis P. Lynch	Managing Director and Investor of MSIM	Lead Manager	May 2016
David S. Cohen	Managing Director and Investor of MSIM	Co-manager	May 2016
Sam G. Chainani, CFA	Managing Director and Investor of MSIM	Co-manager	May 2016
Alexander T. Norton	Executive Director and Investor of MISM	Co-manager	May 2016
Jason C. Yeung, CFA	Managing Director and Investor of MSIM	Co-manager	May 2016
Armistead B. Nash	Managing Director and Investor of MSIM	Co-manager	May 2016
Mr. Lynch joined MSIM in 1998. Mr. Lynch began his investment career in 1994 and earned a B.A. from Hamilton College and an M.B.A., with honors, in finance from Columbia University.
Mr. Cohen joined MSIM in 1993. Mr. Cohen began his investment career in 1988 and earned a B.S. from Pace University.

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Mr. Chainani joined MSIM in 1996. Mr. Chainani began his investment career in 1996 and earned a B.S. from Binghamton University.
Mr. Norton joined MSIM in 1995. Mr. Norton began his investment career in 1990 and earned B.A. from the University of Pennsylvania and an M.B.A. in finance from Columbia Business School.
Mr. Yeung joined MSIM in 2002. Mr. Yeung began his investment career in 1997 and earned a B.A. from Johns Hopkins University and a Master’s Degree from the University of Cambridge.
Mr. Nash joined MSIM in 2002. Mr. Nash began his investment career in 2000 and earned a B.A. from the University of Virginia and an M.B.A. from the University of Virginia Darden School of Business.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

S-6546-55 A (2/16)

Supplement dated February 12, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Invesco International Growth Fund (the Fund)	5/1/2015
Effective on or about May 1, 2016 (the Effective Date), Invesco Advisers, Inc. no longer serves as the subadviser to the Fund and OppenheimerFunds, Inc. assumes the day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Variable Portfolio - Oppenheimer International Growth Fund. Accordingly, on the Effective Date, all references in the prospectus to Variable Portfolio - Invesco International Growth Fund are hereby deleted and replaced with Variable Portfolio - Oppenheimer International Growth Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the caption “Principal Investment Strategies” in the “Summary of VP - Invesco International Growth Fund" section is hereby superseded and replaced with the following:
The Fund’s assets are primarily invested in equity securities of foreign issuers as well as depositary receipts. Equity securities include common stocks, preferred stocks, and securities convertible into common stock. Under normal circumstances, the Fund invests in companies located in at least three countries outside the U.S. From time to time it may place greater emphasis on investing in one or more particular regions such as Asia, Europe or Latin America.
The Fund may also invest up to 10% of its net assets in securities that provide exposure to emerging markets. The Fund may invest in the securities of issuers of any market capitalization. Under normal circumstances, the Fund will emphasize investments in issuers that the portfolio managers consider to be “growth” companies.
The information under the caption "Principal Risks" in the "Summary of VP - Invesco International Growth Fund" section is hereby revised to delete reference to Derivatives Risk, Derivatives Risk/Forward Foreign Currency Contracts Risk, Derivatives Risk/Futures Contracts Risk, Derivatives Risk/Warrants Risk, Mid-Cap Company Securities Risk, and Sector Risk and to include the following:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
The rest of the section remains the same.
The information under the caption "Fund Management" in the "Summary of VP - Invesco International Growth Fund" section is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: OppenheimerFunds, Inc.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
George Evans, CFA	Chief Investment Officer, Equities, of Oppenheimer	Lead Manager	May 2016
Robert Dunphy, CFA	Vice President of Oppenheimer	Co-manager	May 2016
S-6546-56 A (2/16)

The information under the caption "Principal Investment Strategies" in the "More Information About VP - Invesco International Growth Fund" section is hereby superseded and replaced with the following:
The Fund’s assets are primarily invested in equity securities of foreign issuers as well as depositary receipts. Equity securities include common stocks, preferred stocks, and securities convertible into common stock. Under normal circumstances, the Fund invests in companies located in at least three countries outside the U.S. From time to time it may place greater emphasis on investing in one or more particular regions such as Asia, Europe or Latin America.
The Fund may also invest up to 10% of its net assets in securities that provide exposure to emerging markets. The Fund may invest in the securities of issuers of any market capitalization. Under normal circumstances, the Fund will emphasize investments in issuers that the portfolio managers consider to be “growth” companies.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, OppenheimerFunds, Inc. (Oppenheimer or the Subadviser), which provides day-to-day portfolio management to the Fund.
In selecting investments for the Fund’s portfolio, the Subadviser evaluates investment opportunities on a company-by-company basis. The Subadviser looks primarily for companies with high growth potential using a bottom-up investment approach, that is, by looking at the investment performance of individual stocks before considering the impact of general or industry-specific economic trends. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and industry position.
The Subadviser focuses on the following factors, which may vary in particular cases and may change over time:
■	Companies that enjoy a strong competitive position and high demand for their products or services;
■	Companies with accelerating earnings growth and cash flow; and
■	Diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility.
The Subadviser also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends considered include: mass affluence, new technologies, restructuring and aging. The Subadviser does not invest any fixed amount of the Fund’s assets according to these criteria and the trends that are considered may change over time. The Subadviser monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.
The information under the caption "Principal Risks" in the "More Information About VP - Invesco International Growth Fund" section is hereby revised to delete reference to Derivatives Risk, Derivatives Risk/Forward Foreign Currency Contracts Risk, Derivatives Risk/Futures Contracts Risk, Derivatives Risk/Warrants Risk, Mid-Cap Company Securities Risk, and Sector Risk and to include the following:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt instrument, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Small- and Mid-Cap Company Securities Risk. Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk. For example, small- and mid-cap companies
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may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in losses to the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
The rest of the section remains the same.
The information under the caption "Portfolio Management" in the "More Information About VP - Invesco International Growth Fund" section is hereby superseded and replaced with the following:
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board approving the adoption of the investment subadvisory agreement with Oppenheimer will be available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2016.
Subadviser
Oppenheimer, which has served as Subadviser to the Fund since May 2016, is located at 225 Liberty Street, New York, New York 10281-1008. Oppenheimer, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Subadviser: OppenheimerFunds, Inc.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
George Evans, CFA	Chief Investment Officer, Equities, of Oppenheimer	Lead Manager	May 2016
Robert Dunphy, CFA	Vice President of Oppenheimer	Co-manager	May 2016
Mr. Evans joined Oppenheimer in 1990. Mr. Evans began his investment career in 1986 and earned a B.A. and an M.A. from Oxford University and an M.B.A. from the Wharton School of the University of Pennsylvania.
Mr. Dunphy joined Oppenheimer in 2004. Mr. Dunphy began his investment career in 2001 and earned a M.S. in finance from London Business School and a B.S.F.S. in international economics from Georgetown University.
Shareholders should retain this Supplement for future reference.
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Supplement dated February 12, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Sit Dividend Growth Fund	5/1/2015
Effective on or about May 1, 2016 (the Effective Date), Sit Investment Associates, Inc. (Sit) no longer serves as the subadviser to the Fund and Massachusetts Financial Services Company (MFS) assumes day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Variable Portfolio – MFS® Blended Research® Core Equity Fund. Accordingly, on the Effective Date, all references in the prospectus to Sit are hereby deleted and all references to Variable Portfolio - Sit Dividend Growth Fund are hereby deleted and replaced with Variable Portfolio – MFS® Blended Research® Core Equity Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading "Principal Investment Strategies" in the "Summary of VP - Sit Dividend Growth Fund" section of the prospectus is hereby superseded and replaced with the following:
Under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities. Equity securities include, for example, common stock, preferred stock, convertible securities and real estate investment trusts (REITs). The Fund may invest in companies that are believed to have above average earnings growth potential compared to other companies (growth companies), in companies that are believed to be undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. Although the Fund may invest in companies of any size, the Fund primarily invests in companies with large capitalizations, which are companies with market capitalizations of at least $5 billion at the time of the Fund’s investment.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities directly or indirectly through depositary receipts.
The information under the heading "Principal Risks" in the "Summary of VP - Sit Dividend Growth Fund" section of the prospectus is hereby revised to remove Changing Distribution Level Risk and Mid-Cap Company Securities Risk.  Additionally, Convertible Securities Risk, Depositary Receipts Risks, Investment Strategy Risk, Preferred Stock Risk, Quantitative Model Risk, Real Estate-Related Investment Risk, Small- and Mid-Cap Company Securities Risk and Value Securities Risk are added as follows:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
Investment Strategy Risk. The Fund's strategy to blend fundamental and quantitative research and to have a consistent level of active risk over time may not produce the intended results. In addition, the Subadviser's fundamental research is not available for all issuers.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
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Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
The information under the heading "Fund Management” in the "Summary of VP - Sit Dividend Growth Fund" section of the prospectus is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Massachusetts Financial Services Company

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Matthew Krummell, CFA	Investment Officer and Portfolio Manager of MFS	Lead manager	May 2016
James Fallon	Investment Officer and Portfolio Manager of MFS	Co-manager	May 2016
Jonathan Sage, CFA	Investment Officer and Portfolio Manager of MFS	Co-manager	May 2016
John Stocks, CFA	Investment Officer and Portfolio Manager of MFS	Co-manager	May 2016
The rest of the section remains the same.
The information under the heading “Principal Investment Strategies” in the "More Information About VP - Sit Dividend Growth Fund" section of the prospectus is hereby superseded and replaced with the following:
Under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities. Equity securities include, for example, common stock, preferred stock, convertible securities and real estate investment trusts (REITs). The Fund may invest in companies that are believed to have above average earnings growth potential compared to other companies (growth companies), in companies that are believed to be undervalued compared to their perceived worth (value companies), or in a
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combination of growth and value companies. Although the Fund may invest in companies of any size, the Fund primarily invests in companies with large capitalizations, which are companies with market capitalizations of at least $5 billion at the time of the Fund’s investment.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities directly or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Massachusetts Financial Services Company (MFS or the Subadviser), which provides day-to-day portfolio management to the Fund.
The Subadviser uses a bottom-up approach to buying and selling investments for the Fund. Investments are selected primarily based on blending fundamental and quantitative research. The Subadviser uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to create a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. The Subadviser uses quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors to create a quantitative rating for an issuer. When MFS quantitative research is available but MFS fundamental research is not available, the Subadviser considers the issuer to have a neutral fundamental rating. The Subadviser then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry and sector weightings, market capitalization, measures of expected volatility of the Fund’s returns (e.g., predicted beta and predicted tracking error), and other factors, with the goal of constructing a portfolio that over time has a consistent level of active risk compared to the Standard & Poor’s 500 Stock Index. Active risk is the risk resulting from investment selection rather than market risk. The Subadviser monitors individual issuers for changes in the factors and ratings above, which may trigger a decision to sell a security, but does not require a decision to do so.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
The information under the heading "Principal Risks" in the "More Information About VP - Sit Dividend Growth Fund" section of the prospectus is hereby revised to remove Changing Distribution Level Risk and Mid-Cap Company Securities Risk.  Additionally, Convertible Securities Risk, Depositary Receipts Risks, Investment Strategy Risk, Preferred Stock Risk, Quantitative Model Risk, Real Estate-Related Investment Risk, Small- and Mid-Cap Company Securities Risk and Value Securities Risk are added as follows:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt instrument, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
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Investment Strategy Risk. The Fund's strategy to blend fundamental and quantitative research and to have a consistent level of active risk over time may not produce the intended results. In addition, the Subadviser's fundamental research is not available for all issuers.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Quantitative Model Risk. The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Fund portfolio manager’s quantitative analyses or models, or in the data on which they are based, could adversely affect the portfolio manager’s effective use of such analyses or models, which in turn could adversely affect the Fund’s performance. It is not possible or practicable for a manager to factor all relevant, available data into quantitative model forecasts and/or trading decisions. Quantitative managers will use their discretion to determine what data to gather with respect to an investment strategy and what data the models will take into account to produce forecasts that may have an impact on ultimate trading decisions. Shareholders should be aware that there is no guarantee that a quantitative manager will use any specific data or type of data in making trading decisions on behalf of the Fund, nor is there any guarantee that the data actually utilized in generating forecasts or making trading decisions on behalf of the Fund will be the most accurate data available or free from errors. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Small- and Mid-Cap Company Securities Risk. Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in losses to the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the
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value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
The information under the heading "Portfolio Management" in the "More Information About VP - Sit Dividend Growth Fund" section of the prospectus is hereby superseded and replaced with the following:
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board approving the adoption of the investment subadvisory agreement with MFS will be available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2016.
The date the Subadviser began serving the Fund is set forth under Subadviser below. Any performance of the Fund prior to the date the Subadviser began serving was achieved by one or more different subadvisers. Similarly, the portfolio turnover rate for periods prior to the Subadviser’s management of the Fund was the result of management by one or more different subadvisers. A change in subadvisers may result in increased portfolio turnover.
Subadviser
MFS, which will begin to serve as Subadviser to the Fund on the Effective Date, is located at 111 Huntington Avenue, Boston, MA 02199. MFS, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Subadviser: Massachusetts Financial Services Company

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Matthew Krummell, CFA	Investment Officer and Portfolio Manager of MFS	Lead manager	May 2016
James Fallon	Investment Officer and Portfolio Manager of MFS	Co-manager	May 2016
Jonathan Sage, CFA	Investment Officer and Portfolio Manager of MFS	Co-manager	May 2016
John Stocks, CFA	Investment Officer and Portfolio Manager of MFS	Co-manager	May 2016
Mr. Krummell has been employed in the investment area of MFS since 2001. Mr. Krummell earned a B.A. from the University of California, Berkeley and an M.B.A. from the University of Chicago.
Mr. Fallon has been employed in the investment area of MFS since 1999. Mr. Fallon earned a B.A. from the University of New Hampshire and an M.B.A. from Boston University.
Mr. Sage has been employed in the investment area of MFS since 2000. Mr. Sage earned a B.A. from Tufts University and an M.S. and M.B.A. from Boston College.
Mr. Stocks has been employed in the investment area of MFS since 2001. Mr. Stocks earned a B.S. from Lehigh University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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